GOING CONCERN AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)										1 Months Ended			3 Months Ended				4 Months Ended	12 Months Ended
	Apr. 01, 2024	Mar. 14, 2024	Feb. 28, 2024	Feb. 12, 2024	Jan. 25, 2024	Jan. 08, 2024	May 02, 2023	Oct. 17, 2022	Apr. 04, 2022	May 15, 2024	Jan. 23, 2023	Jan. 18, 2023	Apr. 26, 2024	Apr. 05, 2024	Mar. 31, 2024	Mar. 31, 2023	Apr. 16, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2021	Apr. 14, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained earnings accumulated deficit															$ 220,094,275			$ 218,670,480	$ 211,300,799
Working capital deficit															28,047,674			27,002,353
Derivative liabilities current															754,073			1,216,078	4,314,270
Debt instrument default amount															3,315,000			3,315,000
Shares issued value															350,555	$ 526,393		1,828,263	1,141,514
Proceeds from sale of common stock, net of costs															350,555	526,393		1,828,263	1,141,514
Lease term																				5 years	5 years
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued value															$ 340,304	$ 107,757		$ 710,238	$ 148,912
Number of shares issued															340,303,728	107,756,783		710,238,051	148,912,372
Sale of common stock															146,517,693
Proceeds from sale of common stock, net of costs															$ 350,555	$ 526,393		$ 1,828,263	$ 1,141,514
Common Stock [Member] | GHS Investments LLC [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued value	$ 187,995													$ 416,696
Number of shares issued	298,285,992													425,975,373
Financing And Registration Rights Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt fund issued							$ 10,000,000
Equity financing agreement description							The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed two hundred fifty percent (250%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest daily volume weighted average price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS. No put will be made in an amount equaling less than $10,000 or greater than $750,000. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares
Shares issued value							$ 10,000,000								$ 178,438			$ 1,230,043
Number of shares issued															193,786,035			587,432,649
Financing And Registration Rights Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of common stock		70,938,750	62,124,323	60,722,962	61,383,661	85,134,032
Proceeds from sale of common stock, net of costs		$ 60,152	$ 57,422	$ 60,864	$ 66,350	$ 105,767									$ 172,117
Financing And Registration Rights Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued										298,285,992
Sale of common stock																	425,975,373
Proceeds from sale of common stock, net of costs										$ 187,995							$ 416,696
1st GHS Purchase Agreement [Member] | Common Stock [Member] | GHS Investments LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued									200,000,000		200,000,000		1,000,000,000
Sale of common stock											51,087,628							148,912,372
Proceeds from sale of common stock, net of costs											$ 205,443							$ 1,141,514
Common stock, maturity period								Apr. 04, 2023	Oct. 04, 2022
Agreement description									The purchase price shall be 85% of lowest VWAP for the ten (10) days preceding the Company’s notice to GHS for the sale of the Company’s common stock.
2nd GHS Purchase Agreement [Member] | Common Stock [Member] | GHS Investments LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued												150,000,000
Sale of common stock																		71,717,774
Proceeds from sale of common stock, net of costs																		$ 392,777